Note 13 - Stock Option and Incentive Plan (Details) - Summary of Restricted Stock Activity - Restricted Stock [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Note 13 - Stock Option and Incentive Plan (Details) - Summary of Restricted Stock Activity [Line Items]
Outstanding and not vested, Number of Restricted Shares	7,186	1,890,952	48,073
Outstanding and not vested	$ 2.16	$ 0.05	$ 2.50
Granted, Number of Restricted Shares			2,500,000
Granted			$ 0.03
Forfeited/cancelled, Number of Restricted Shares			(21,798)
Forfeited/cancelled			$ 2.46
Released/vested, Number of Restricted Shares	(7,186)	(1,883,766)	(635,323)
Released/vested	$ 2.16	$ 0.04	$ 0.08
Outstanding and not vested, Number of Restricted Shares	0	7,186	1,890,952
Outstanding and not vested	$ 0	$ 2.16	$ 0.05